Document And Entity Information	6 Months Ended
Jun. 30, 2017 shares
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q2
Entity Registrant Name	Pointer Telocation Ltd
Entity Central Index Key	0000920532
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	PNTR
Entity Common Stock, Shares Outstanding	8,033,794